Investments	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Investments	NOTE 15 INVESTMENTS Principal Place Proportion of Ownership Interest of Business and and Voting Rights Held (%) Carrying Amount Name Principal Activity Incorporation 2021 2020 2021 2020 Equity-accounted investees Profertil Nitrogen Producer Argentina 50 50 277 233 Canpotex Marketing and Logistics Canada 50 50 ‐ ‐ Other associates and joint ventures 182 176 Total equity-accounted investees 459 409 Investments at FVTOCI Sinofert Fertilizer Supplier and Distributor China/Bermuda 22 22 234 153 Other 10 ‐ Total investments at FVTOCI 244 153 Total investments 703 562 We continuously assess our ability to exercise significant influence or joint control over our investments. Our 22 percent ownership in Sinofert does not constitute significant influence as we do not have any representation on the board of directors of Sinofert. We elected to account for our investment in Sinofert as FVTOCI as it is held for strategic purposes. Future conditions related to Profertil may be affected by political, economic and social instability. We are exposed to foreign exchange risk related to fluctuations in the Argentine peso against the US dollar. This may also restrict our ability to obtain dividends from Profertil.